1998 annual report

IDS
Managed Allocation
Fund
(prospectus enclosed)

(icon of) spinning toy


The goal of IDS Managed Allocation Fund, a part of IDS Managed Retirement Fund, Inc., is to maximize total return through a combination of growth of capital and current income.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

     American Express Financial Advisors

     Distributed by American Express Financial Advisors Inc.

(icon of) spinning toy

Going where
the action is

Today's investment marketplace is changing faster than ever. The key is to be in the right place at the right time. Managed Allocation Fund has that potential because it has the flexibility to make sweeping shifts in its asset mix to take advantage of expected trends in financial markets. While the focus historically has been on U.S. stocks, the Fund can also hold foreign stocks, as well as domestic and foreign bonds, plus cash-equivalent investments. For investors, such flexibility can mean opportunity.

 Contents

     The purpose of this annual report is to tell investors how the Fund performed.

     (icon of) one open book inside of another

     The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

                1998 annual report

                From the chairman                                      4
                From the portfolio manager                             4
                The Portfolio's ten largest holdings                   6
                Making the most of the Fund                            7
                The Fund's long-term performance                       8
                Independent auditors' report (Fund)                    9
                Financial statements (Fund)                           10
                Notes to financial statements (Fund)                  13
                Independent auditors' report (Portfolio)              17
                Financial statements (Portfolio)                      18
                Notes to financial statements (Portfolio)             21
                Investments in securities                             28
                IDS mutual funds                                      48
                Federal income tax information                        52

                1998 prospectus

                The Fund in brief                                     3p

                Goal                                                  3p
                Investment policies and risks                         3p
                Structure of the Fund                                 4p
                Manager and distributor                               4p
                Portfolio manager                                     4p
                Alternative purchase arrangements                     5p

                Sales charge and Fund expenses                        6p

                Performance                                           8p
                Financial highlights                                  8p
                Total returns                                        10p

                Investment policies and risks                        12p
                Facts about investments and their risks              12p
                Valuing Fund shares                                  17p

                How to purchase, exchange or redeem shares           18p
                Alternative purchase arrangements                    18p
                How to purchase shares                               20p
                How to exchange shares                               23p
                How to redeem shares                                 23p
                Reductions and waivers of the sales charge           28p

                Special shareholder services                         33p
                Services                                             33p
                Quick telephone reference                            33p

                Distributions and taxes                              34p
                Dividend and capital gain distributions              34p
                Reinvestments                                        35p
                Taxes                                                36p
                How to determine the correct TIN                     38p

                How the Fund and Portfolio are organized             39p
                Shares                                               39p
                Voting rights                                        39p
                Shareholder meetings                                 39p
                Special considerations regarding
                     master/feeder structure                         40p
                Board members and officers                           42p
                Investment manager                                   44p
                Administrator and transfer agent                     44p
                Distributor                                          45p

                About American Express Financial Corporation         46p
                General information                                  46p
                Year 2000                                            47p

                Appendices                                           48p
                Description of corporate bond ratings                48p
                Descriptions of derivative instruments               50p


     (This annual report is not part of the prospectus.)

     To our shareholders

     From the chairman

     If you're an experienced investor, you know that the past 12 months was a highly volatile period in many financial markets. But history tells us that substantial market moves are nothing new. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

     That potential for such volatility reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

     William R. Pearce
     (picture of) William R. Pearce
     William R. Pearce
     Chairman of the board

     From the portfolio manager

     A steep decline in several worldwide financial markets late in the fiscal year turned a positive period into a negative one for IDS Managed Allocation Fund. For the 12 months -- October 1997 through September 1998 -- the Fund's Class A shares lost 3.7%.

     The period got off to a good start, but a financial crisis that began in Southeast Asia in late October quickly drove prices down in major markets around the world. Although European markets subsequently made some progress, U.S. stocks were kept off balance for the next few months.

     By February, investors evidently concluded that the "Asian flu" would be less than fatal, a mood swing that resulted in a powerful two-month rally for the U.S. market. European stocks followed suit, but to a somewhat lesser degree. The roller-coaster ride resumed again in August, though, when collapsing markets in Russia and Latin America resulted in another nosedive for stocks in the U.S. and Europe.

     Bonds benefit

     Through it all, the U.S. bond market, especially long-term Treasury issues, fared extremely well, thanks to ongoing low inflation that drove long-term interest rates down and, consequently, bond prices up. Bonds gained further support from a global "flight to quality," as investors moved money out of battered Asian, Russian and Latin American markets and into U.S. bonds.

     Most of the Fund's investments (about 60%-65%) were in the U.S. throughout the fiscal year, the great majority in large-capitalization stocks, followed by bonds and a small amount of small-cap stocks. The rest of the portfolio was largely invested in foreign markets, chiefly in Europe. We also had varying exposure to the smaller, or "emerging," markets of Asia, Latin America and Russia. Although those holdings were relatively modest, (12% at peak last spring) the severity of the downturns in those markets had a substantial impact on the Fund's performance during the 12 months. To cushion the effect, we reduced the emerging market exposure to 5% by the fall and increased the cash reserves in the portfolio to 18% of assets by year-end.

     As the new fiscal year begins, it appears that while the worst may be over in the emerging markets, the aftereffects could linger in the U.S. and Europe. Therefore, at least for the near term, we expect to stay with a conservative investment approach that includes keeping a minimal exposure to riskier foreign markets and, overall, committing more money to stocks only on a highly selective basis.

     Steven Merrell
     (picture of) Steven Merrell
     Steven Merrell
     Portfolio Manager

Class A
 12-month performance
(All figures per share)
Net asset value (NAV)

Sept. 30, 1998       $10.34
Sept. 30, 1997       $12.68
Decrease             $ 2.34

Distributions
Oct. 1, 1997 - Sept. 30, 1998

From income          $ 0.89
From capital gains   $ 1.03
Total distributions  $ 1.92

Total return*         -3.7%**

Class B
 12-month performance
(All figures per share)
Net asset value (NAV)

Sept. 30, 1998       $10.29
Sept. 30, 1997       $12.63
Decrease             $ 2.34

Distributions
Oct. 1, 1997 - Sept. 30, 1998

From income          $ 0.81
From capital gains   $ 1.03
Total distributions  $ 1.84

Total return*         -4.5%**

Class Y
 12-month performance
(All figures per share)
Net asset value (NAV)

Sept. 30, 1998       $10.34
Sept. 30, 1997       $12.68
Decrease             $ 2.34

Distributions
Oct. 1, 1997 - Sept. 30, 1998

From income          $ 0.90
From capital gains   $ 1.03
Total distributions  $ 1.93

Total return*        -3.7%**

     * The prospectus discusses the effect of sales charges, if any, on the various classes.

     ** The total return is a hypothetical investment in the Fund with all distributions reinvested.

     (This annual report is not part of the prospectus.)

 The Portfolio's ten largest holdings

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     The ten holdings listed here make up 7.91% of the Portfolio's net assets

                                         Percent                    Value
                      (of Portfolio's net assets)   (as of Sept. 30, 1998)

       Microsoft                           1.11%              $28,649,268
       General Electric                    1.04                26,923,950
       Royal Dutch Petroleum               0.82                21,197,888
       United Mexican States               0.79                20,387,499
       6.25% 2019
       Coca-Cola                           0.75                19,448,437
       Bristol-Myers Squibb                0.75                19,237,649
       Republic of Argentina               0.68                17,612,000
       8.75% 2002
       Schering-Plough                     0.66                17,129,237
       Intl Business Machines              0.66                17,049,599
       Intel                               0.65                16,781,274

       Excludes U.S. Treasury and government agency holdings.

     For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

     (This annual report is not part of the prospectus.)

 Making the most of the Fund

     Build your assets systematically

     One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

     Using this strategy does not ensure a profit or avoid a loss if the market declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00 XXXXX
Feb          100          18            5.56 XXXXXx
March        100          17            5.88 XXXXXx
April        100          15            6.67 XXXXXXx
May          100          16            6.25 XXXXXXx
June         100          18            5.56 XXXXXx
July         100          17            5.88 XXXXXx
Aug          100          19            5.26 XXXXXx
Sept         100          21            4.76 XXXXx
Oct          100          20            5.00 XXXXX

     You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

     Three ways to benefit from a mutual fund:

     o your shares increase in value when the Fund's investments do well
     o you receive capital gains when the gains on investments sold by the Fund exceed losses
     o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

     All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.


     (This annual report is not part of the prospectus.)

     The Fund's long-term performance

      Assumes: oHolding
      period from 10/1/88 to 9/30/98. oReturns do not reflect taxes payable on distributions. oReinvestment of all income and capital gain distributions for the Fund, with a value of $20,784. Also see "Performance" in the Fund's current prospectus.

      Standard &Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance. However, the S&P 500 companies are generally larger than those in which the Fund invests.

      Lipper Flexible
      Portfolio Fund Index,
      an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

              How $10,000 has grown in IDS Managed Allocation Fund


$50,000

                                                  S&P 500
$40,000                                       Stock Index

                            Lipper Flexible
$30,000                Portfolio Fund Index


$20,000
                                                        $33,699
                                                        Managed
$10,000                                         Allocation Fund
                                                        Class A
$9,500


'88   '89   '90   '91   '92   '93   '94   '95   '96   '97   '98

 Average annual total return
 (as of Sept. 30, 1998):
                            1 year        Since        5 years      10 years
                                          inception
       Class A              -8.55%             --%     +7.10%        +12.92%
       Class B              -7.72%        +10.12%*        --%            --%
       Class Y              -3.65%        +11.77%*        --%            --%

     *Inception date was March 20, 1995.

     On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the S&P 500 and the Lipper Flexible Portfolio Fund Index. In comparing Managed Allocation Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

     Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total returns reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.


     (This annual report is not part of the prospectus.)

The financial statements contained in Post-Effective Amendment No. 28 to Registration Statement No. 2-93801 filed on or about November 24, 1998, are incorporated herein by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe


Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the S&P 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Stock Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star


Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks that generaly pay dividends and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio that seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice


Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head


Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed


Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

 Federal income tax information


      IDS Managed Allocation Fund



     The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

     Class A

     Income distribution

     taxable as dividend income, 15% qualifying for deduction by corporations.

       Payable date                                       Per share

       Dec. 29, 1997                                       $0.60120
       March 27, 1998                                       0.08174
       June 26, 1998                                        0.10198
       Sept. 25, 1998                                       0.10593

       Total                                               $0.89085


       Capital gain distribution
       taxable as long-term capital gain.
       Payable date                                       Per share

       Dec. 29, 1997                                       $1.03180
       Total distributions                                 $1.92265

     The distribution of $1.63300 per share, payable Dec. 29, 1997, consisted of $0.08158 derived from net investment income, $0.51962 from net short-term capital gains (a total of $0.60120 taxable as dividend income) and $1.03180 from net long-term capital gains.

     The long-term gains distribution is divided into two rate categories: 28% - $0.67665 and 20% - $0.35515.

      Class B

       Income distribution

     taxable as dividend income, 15% qualifying for deduction by corporations.

       Payable date                                        Per share

       Dec. 29, 1997                                        $0.57747
       March 27, 1998                                        0.06149
       June 26, 1998                                         0.07997
       Sept. 25, 1998                                        0.08485
       Total                                                $0.80378


       Capital gain distribution
       taxable as long-term capital gain.
       Payable date                                        Per share

       Dec. 29, 1997                                        $1.03180
       Total distributions                                  $1.83558

     The distributions of $1.60927 per share, payable Dec. 29, 1997, consisted of $0.05785 derived from net investment income, $0.51962 from net short-term capital gains (a total of $0.57747 taxable as dividend income) and $1.03180 from net long-term capital gains.

     The long-term gains distribution is divided into two rate categories: 28% - $0.67665 and 20% - $0.35515.

      Class Y

       Income distribution

     taxable as dividend income, 15% qualifying for deduction by corporations.

       Payable date                                      Per share

       Dec. 29, 1997                                      $0.60367
       March 27, 1998                                      0.08375
       June 26, 1998                                       0.10420
       Sept. 25, 1998                                      0.10796
       Total                                              $0.89958


       Capital gain distribution
       taxable as long-term capital gain.
       Payable date                                      Per share

       Dec. 29, 1997                                      $1.03180
       Total distributions                                $1.93138

     The distribution of $1.63547 per share, payable Dec. 29, 1997, consisted of $0.08405 derived from net investment income, $0.51962 from net short-term capital gains (a total of $0.60367 taxable as dividend income) and $1.03180 from net long-term capital gains.

     The long-term gains distribution is divided into two rate categories: 28% - $0.67665 and 20% - $0.35515.


     (This annual report is not part of the prospectus.)

Quick telephone reference*

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                   612-671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



*You may experience delays when call volumes are high.

AMERICAN EXPRESS Financial Advisors


IDS Managed Allocation Fund
IDS Tower 10
Minneapolis, MN 55440-0010

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   Headings.                                   2)  The headings in the
                                                     annual report are
                                                     placed in a blue strip
                                                     at the top of the page.

3)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.

4)   Footnotes for charts and                    4)  The footnotes for each
     graphs are described at                         chart or graph are typed
     the left margin.                                below the description of
                                                     the chart or graph.